WELLS FARGO FUNDS TRUST

                                SUPPLEMENT TO ALL
                      STATEMENTS OF ADDITIONAL INFORMATION
                             Dated December 6, 2000



Effective immediately, Richard M. Leach is no longer deemed to be an "interested person" of the Trust for purposes of the 1940 Act.